Earnings per share (“EPS”)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings per share (“EPS”)	. Earnings per share (“EPS”):

	Year ended December 31, 2022
For the year ended December 31, 2022	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	622.3
Less preferred share dividends:
Series D	(10.1)
Series E	—
Series G	—
Series H	(17.7)
Series I	(12.0)
Series J	(21.0)
Basic EPS:
Net earnings attributable to common shareholders	$561.5	267,148,000	$2.10
Effect of dilutive securities:
Share-based compensation	—	2,722,000
Fairfax warrants	—	3,396,000
Holdback shares	—	2,009,000
Senior Unsecured Exchangeable Notes	—	15,475,000
Diluted EPS:
Interest on exchangeable notes	7.6
Net earnings attributable to common shareholders	$569.1	290,750,000	$1.96
20.    Earnings per share (“EPS”) (continued):

	Year ended December 31, 2021
For the year ended December 31, 2021	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$400.5
Less preferred share dividends:
Series D	(10.1)
Series E	(5.5)
Series G	(8.0)
Series H	(17.8)
Series I	(12.0)
Series J	(11.7)
Basic EPS:
Net earnings attributable to common shareholders	$335.4	246,300,000	$1.36
Effect of dilutive securities:
Share-based compensation	—	2,433,000
Fairfax warrants	—	10,647,000
Holdback shares	—	5,572,000
Senior Unsecured Exchangeable Notes	—	902,000
Diluted EPS:
Net earnings attributable to common shareholders	$335.4	265,854,000	$1.26
20.    Earnings per share (“EPS”) (continued):

	Year ended December 31, 2020
For the year ended December 31, 2020	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$192.6
Less preferred share dividends:
Series D	(10.1)
Series E	(11.2)
Series G	(16.0)
Series H	(17.8)
Series I	(12.0)
Basic EPS:
Net earnings attributable to common shareholders	$125.5	241,502,000	$0.52
Effect of dilutive securities:
Share-based compensation	—	541,000
Fairfax warrants	—	3,096,000
Holdback shares	—	5,375,000
Diluted EPS:
Net earnings attributable to common shareholders	$125.5	250,514,000	$0.50